SCHEDULE OF FAIR VALUE OF WARRANT USING ASSUMPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 29, 2021	Jun. 24, 2021	Dec. 31, 2021
Risk-free interest rate (%)	1.29%
Expected dividend yield	0.00%
Contractual term (years)	5 years
Fair value (U.S. dollars in thousands)	$ 519
A Warrant [Member] | Citrine 8 L P [Member]
Expected volatility (%)		156.80%
Risk-free interest rate (%)		0.37%
Expected dividend yield		0.00%
Contractual term (years)		2 years 6 months
Conversion price		$ 0.1
Underlying share price (U.S. dollars)		$ 0.03
Fair value (U.S. dollars in thousands)		$ 184
B Warrant [Member] | Citrine 8 L P [Member]
Expected volatility (%)		156.80%
Risk-free interest rate (%)		0.59%
Expected dividend yield		0.00%
Contractual term (years)		3 years 6 months
Conversion price		$ 0.1
Underlying share price (U.S. dollars)		$ 0.03
Fair value (U.S. dollars in thousands)		$ 220
Before the Change [Member] | A Warrant [Member]
Expected volatility (%)			150.50%
Risk-free interest rate (%)			0.04%
Expected dividend yield			0.00%
Contractual term (years)			2 months 4 days
Conversion price			$ 0.26
Underlying share price (U.S. dollars)			$ 0.07
Fair value (U.S. dollars in thousands)			$ 3
Before the Change [Member] | B Warrant [Member]
Expected volatility (%)			158.70%
Risk-free interest rate (%)			0.08%
Expected dividend yield			0.00%
Contractual term (years)			1 year 2 months 4 days
Conversion price			$ 0.31
Underlying share price (U.S. dollars)			$ 0.07
Fair value (U.S. dollars in thousands)			$ 121
After The Change [Member] | A Warrant [Member]
Expected volatility (%)			158.70%
Risk-free interest rate (%)			0.08%
Expected dividend yield			0.00%
Contractual term (years)			1 year 2 months 4 days
Conversion price			$ 0.1
Underlying share price (U.S. dollars)			$ 0.07
Fair value (U.S. dollars in thousands)			$ 211
After The Change [Member] | B Warrant [Member]
Expected volatility (%)			158.70%
Risk-free interest rate (%)			0.22%
Expected dividend yield			0.00%
Contractual term (years)			2 years 2 months 4 days
Conversion price			$ 0.1
Underlying share price (U.S. dollars)			$ 0.07
Fair value (U.S. dollars in thousands)			$ 274